Accounts receivable, net	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

3. Accounts receivable, net

Accounts receivable, net is consisted of the following:

	December 31, 2024	June 30, 2025
	RMB	RMB
Accounts receivable, gross:	987,913	948,151
Less: allowance for current expected credit losses	(5,434)	(5,434)
Accounts receivable, net	982,479	942,717

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	For the six months ended June 30
	2024	2025
	RMB	RMB
Balance at the beginning of the period	(2,230)	(5,434)
Additions	(1,430)	-
Write-offs	-	-
Balance at the end of the period	(3,660)	(5,434)

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)